Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred revenues recorded at margin	$ 0
Severance expenses	$ 0	$ 0	$ 51,642	$ 23,733